Schedule of reconciliation between statutory income tax and effective tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Tax rate	25.00%	25.00%
Loss before income taxes	$ (1,000,714)	$ (2,717,583)
Benefit for income taxes at statutory tax rate	(250,179)	(679,396)
Effect of tax exempt entity	212,247	212,528
Effect of non-tax deductible expenses	375
Effect of tax loss not recognized	259,657	6,889
Effect of investment income not recognized	(222,100)	2,782
Effect of impairment not recognized		457,197
Income tax expense
Impairment of Long-term investment	531,080		$ 525,597
Impairment of intangible asset	24,695		24,445
Impairment of Goodwill	1,041,219		1,030,674
Deferred tax assets	1,596,994		1,580,716
Valuation allowance	(1,596,994)		(1,580,716)
Deferred tax assets, net
Deferred tax liability
Total